Research Funding Agreements with Government Agencies-Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Performance obligation revenue recognized	$ 6,120	$ 4,050	$ 18,511	$ 13,075	$ 19,318	$ 7,500
Research Funding Agreement With Government Agencies [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Aggregate Future Funding Available To The Company					600	1,400
Performance obligation revenue recognized					$ 400	$ 100